(Loss)/Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Calculations of Net (Loss)/Earnings Per Common Share
Calculations of net (loss)/earnings per common share were as follows (in thousands, except per share amounts):

	Three Months Ended March 31,		Six Months Ended March 31,
	2025	2024	2025	2024
Net (loss)/income	$(58,631)	$11,660	$(173,188)	$(46,190)

Basic weighted average common shares outstanding	41,334	41,068	41,333	41,004
Diluted weighted average common shares outstanding	41,334	41,068	41,333	41,004

Net (loss)/income per common share attributable to Mesa Air Group:
Basic	$(1.42)	$0.28	$(4.19)	$(1.13)

Diluted	$(1.42)	$0.28	$(4.19)	$(1.13)

Calculations of net loss per common share were as follows (in thousands, except per share data):

	Year Ended September 30,
	2024	2023	2022
Net loss	$(91,015)	$(120,116)	$(182,678)

Basic weighted average common shares outstanding	41,137	39,465	36,133
Diluted weighted average common shares outstanding	41,137	39,465	36,133

Net loss per common share attributable to Mesa Air Group:
Basic	$(2.21)	$(3.04)	$(5.06)

Diluted	$(2.21)	$(3.04)	$(5.06)

Number of Weighted-Average Potentially Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share
The following number of weighted-average potentially dilutive shares were excluded from the calculation of diluted net loss per share because the effect of including such potentially dilutive shares would have been anti-dilutive:

	Three Months Ended March 31,		Six Months Ended March 31,
	2025	2024	2025	2024
Warrants	—	—	—	—
Restricted stock	278	—	105	—

	278	—	105	—

The following number of weighted-average potentially dilutive shares (in thousands) were excluded from the calculation of diluted net loss per share because the effect of including such potentially dilutive shares would have been anti-dilutive:

	Year Ended September 30,
	2024	2023	2022
Warrants	—	—	758
Restricted stock	—	—	106

	—	—	864